Summary of Significant Accounting Policies (Computation of Basic and Diluted Income Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net income attributable to ordinary shares (US$ thousands)	$ 10,541	$ 5,725	$ 10,236
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	6,825,630	7,118,244	7,520,389
Add assumed exercise of outstanding dilutive potential ordinary shares	143,172	38,519	52,228
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	6,968,802	7,156,763	7,572,617
Basic income per ordinary shares (US$)	$ 1.544	$ 0.804	$ 1.361
Diluted income per ordinary shares (US$)	$ 1.513	$ 0.800	$ 1.352
Weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	65,534	180,916	351,610